Acquisition (Details) - Schedule of Pro Forma Results of Operations - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Pro Forma Results of Operations [Abstract]
Pro forma revenue	¥ 1,860,448	$ 269,740
Pro forma gross profit	332,864	48,261
Pro forma income from operations	179,664	26,049
Pro forma net income	¥ 184,552	$ 26,758